Deferred tax - Summary of Reconciliation of Net Deferred Tax Assets/(Liabilities) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	£ 15,851	£ 15,780
Differences on exchange	(2,007)	(148)
Credited/(charged) to the income statement	174	29
Credited/(charged) relating to changes in tax rates	66	158	£ 133
Deferred tax	(106)	(110)	23
Net reclassifications as held-for-sale	(22)
Ending balance at 31 December	17,746	15,851	15,780
Stock relief
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	4	13
Differences on exchange	(8)	(3)
Credited/(charged) to the income statement	46	12
Credited/(charged) relating to changes in tax rates	0	0
Deferred tax	0	0
Net reclassifications as held-for-sale	(4)
Ending balance at 31 December	(30)	4	13
Excess of capital allowances over depreciation
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	151	189
Differences on exchange	(20)	5
Credited/(charged) to the income statement	50	(16)
Credited/(charged) relating to changes in tax rates	(3)	49
Deferred tax	0	0
Net reclassifications as held-for-sale	9
Ending balance at 31 December	115	151	189
Tax losses
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(94)	(58)
Differences on exchange	5	(3)
Credited/(charged) to the income statement	77	34
Credited/(charged) relating to changes in tax rates	34	5
Deferred tax	0	0
Net reclassifications as held-for-sale	0
Ending balance at 31 December	(210)	(94)	(58)
Undistributed earnings of associates and subsidiaries
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	221	231
Differences on exchange	(8)	2
Credited/(charged) to the income statement	0	8
Credited/(charged) relating to changes in tax rates	0	0
Deferred tax	0	0
Net reclassifications as held-for-sale	0
Ending balance at 31 December	229	221	231
Retirement benefits
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(139)	(246)
Differences on exchange	7	(4)
Credited/(charged) to the income statement	(18)	(22)
Credited/(charged) relating to changes in tax rates	(1)	(3)
Deferred tax	(89)	(78)
Net reclassifications as held-for-sale	0
Ending balance at 31 December	(38)	(139)	(246)
Trademarks
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	16,779	16,784
Differences on exchange	(2,109)	(149)
Credited/(charged) to the income statement	70	63
Credited/(charged) relating to changes in tax rates	45	91
Deferred tax	0	0
Net reclassifications as held-for-sale	0
Ending balance at 31 December	18,773	16,779	16,784
Other temporary differences
Disclosure of Temporary Difference Unused Tax Losses and Unused Tax Credits
Beginning balance at 1 January	(1,071)	(1,133)
Differences on exchange	126	4
Credited/(charged) to the income statement	(51)	(50)
Credited/(charged) relating to changes in tax rates	(9)	16
Deferred tax	(17)	(32)
Net reclassifications as held-for-sale	(27)
Ending balance at 31 December	£ (1,093)	£ (1,071)	£ (1,133)